--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                                        (212) 830-5200

================================================================================







Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2000 through June 30, 2000.

The Delafield Fund's net asset value per share on June 30, 2000 was $13.88 as compared to $14.07 at December 31, 1999. The Fund had net assets of $96,864,112 and 961 active shareholders. The Fund registered a decrease of 1.4% during the first-half year. The Fund held 58 companies, with the top ten holdings accounting for 35% of total net assets overall. Equity investments comprised 94% of the $96.9 million portfolio on June 30, 2000.

We thank you for your support and look forward to serving your needs.




Sincerely,



\s\J. Dennis Delafield                             \s\Vincent Sellecchia


J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)

================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (94.19%)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace (1.83%)
GenCorp Inc.                                                                 100,000           $       800,000
Raytheon Co. - Class A                                                        50,000                   971,875
                                                                                                --------------
                                                                                                     1,771,875
                                                                                                --------------
Apparel (1.21%)
Jones Apparel Group, Inc.*                                                    50,000                 1,175,000
                                                                                                --------------
Building (2.19%)
Elcor Corporation                                                             30,000                   690,000
Walter Industries, Inc.                                                      125,000                 1,429,688
                                                                                                --------------
                                                                                                     2,119,688
                                                                                                --------------
Business Services (1.71%)
Modis Professional Services, Inc.*                                           187,000                 1,659,625
                                                                                                --------------

Chemicals (10.19%)
Cabot Corporation                                                            107,000                 2,915,750
Calgon Carbon Corporation                                                     95,000                   736,250
Crompton Corporation                                                         110,000                 1,347,500
Engelhard Corporation                                                        140,000                 2,388,750
Geon Company (The)                                                            20,000                   370,000
Hanna (M.A.) Company                                                         110,000                   990,000
International Specialty Products Inc.*                                        60,000                   341,250
OMNOVA Solutions Inc.                                                        125,000                   781,250
                                                                                                --------------
                                                                                                     9,870,750
                                                                                                --------------
Computer & Computer Services (0.30%)
Unisys Corporation                                                            20,000                   291,250
                                                                                                --------------

Consumer Products & Services (6.92%)
Bush Industries, Inc.                                                        250,000                 4,000,000
Huffy Corporation*                                                           415,000                 1,789,687
Water Pik Technologies, Inc.*                                                146,000                   912,500
                                                                                                --------------
                                                                                                     6,702,187
                                                                                                --------------
Cosmetics and Toiletries (0.95%)
Alberto-Culver Company (Class A)                                              35,000                   918,750
                                                                                                --------------

Energy (4.77%)
Forest Oil Corporation*                                                       70,000                 1,115,625
Ogden Corporation*                                                           390,000                 3,510,000
                                                                                                --------------
                                                                                                     4,625,625
                                                                                                --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Financial Products & Services (8.68%)
Banta Corporation                                                             50,000           $       946,875
Bell & Howell Company*                                                       100,000                 2,425,000
Deluxe Corporation                                                           125,000                 2,945,313
Harland (John H.) Company                                                     70,000                 1,045,625
Moore Corporation Limited                                                    400,000                 1,050,000
                                                                                                --------------
                                                                                                     8,412,813
                                                                                                --------------
Food Processing (2.38%)
International Multifoods Corporation                                          70,000                 1,211,875
Universal Foods Corporation                                                   59,000                 1,091,500
                                                                                                --------------
                                                                                                     2,303,375
                                                                                                --------------
Home Furnishings (1.09%)
Furniture Brands International*                                               70,000                 1,058,750
                                                                                                --------------

Industrial Distribution (7.09%)
JLK Direct Distribution Inc.*                                                204,100                 1,046,013
MSC Industrial Direct Company, Inc.*                                         278,000                 5,820,625
                                                                                                --------------
                                                                                                     6,866,638
                                                                                                --------------
Industrial Products (17.23%)
AMETEK, Inc.                                                                 115,000                 2,012,500
Atchison Casting Corporation*                                                 55,000                   316,250
Carlisle Companies Incorporated                                                5,000                   225,000
Flowserve Corporation*                                                       150,000                 2,259,375
Gerber Scientific, Inc.                                                        6,500                    74,750
Harsco Corporation                                                            44,000                 1,122,000
Kennametal Inc.                                                              145,000                 3,108,437
Minerals Technologies Inc.                                                    22,500                 1,035,000
Thermo Electron Corporation*                                                  22,000                   463,375
UNOVA, Inc.*                                                                 215,000                 1,572,187
Wabtec Corporation                                                           150,000                 1,556,250
York International Corporation                                               116,700                 2,946,675
                                                                                                --------------
                                                                                                    16,691,799
                                                                                                --------------
Information Processing (2.36%)
Reynolds and Reynolds Company                                                125,000                 2,281,250
                                                                                                --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Insurance (Property/Casualty) (0.39%)
Highlands Insurance Group, Inc.*                                              40,000           $       375,000
                                                                                                --------------



Insurance (Reinsurance) (2.86%)
LaSalle Re Holdings Limited*                                                 195,200                 2,769,400
                                                                                                --------------


Metals/Mining (3.31%)
Allegheny Technologies Incorporated                                           56,000                 1,008,000
Commercial Metals Company                                                     80,000                 2,200,000
                                                                                                --------------
                                                                                                     3,208,000
                                                                                                --------------

Real Estate (5.06%)
Fairfield Communities, Inc.*                                                 232,000                 1,827,000
Kimco Realty Corporation                                                      75,000                 3,075,000
                                                                                                --------------
                                                                                                     4,902,000
                                                                                                --------------

Retail (4.27%)
Claire's Stores, Inc.                                                         76,000                 1,463,000
Sunglass Hut International, Inc.*                                            325,000                 2,671,094
                                                                                                --------------
                                                                                                     4,134,094
                                                                                                --------------

Textile/Apparel (5.24%)
Burlington Industries, Inc.*                                                 800,000                 1,350,000
Delta Woodside Industries, Inc.*                                             800,000                 1,750,000
Shaw Industries, Inc.                                                        158,000                 1,975,000
                                                                                                --------------
                                                                                                     5,075,000
                                                                                                --------------

Miscellaneous (4.16%)
Ball Corporation                                                              51,000                 1,641,562
Federal Signal Corporation                                                    25,000                   412,500
XTRA Corporation*                                                             50,000                 1,971,875
                                                                                                --------------
                                                                                                     4,025,937
                                                                                                --------------
Total Common Stocks (Cost $95,379,220)                                                              91,238,806
                                                                                                --------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Value
                                                                                                  Shares               (Note 1)
                                                                                                  ------                ------
Short-Term Investments (7.53%)
Repurchase Agreements (7.53%)
------------------------------------------------------------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc., 6.450%, due 07/03/2000
(Collateralized by $7,474,000, Federal Home Loan Mortgage Corporation
Discounted Note, 0.000%, due 07/25/00)                                                          $7,294,000        $      7,294,000
                                                                                                                   ---------------
Total Short-Term Investments (Cost $7,294,000)                                                                           7,294,000
                                                                                                                   ---------------
Total Investments (101.72%) (Cost $102,673,220+)                                                                        98,532,806
Liabilities In Excess of Cash and Other Assets (-1.72%)                                                           (      1,668,694)
                                                                                                                   ---------------
Net Assets (100.00%)                                                                                              $     96,864,112
                                                                                                                   ===============

Net asset value, offering and redemption price per share
       Institutional Class ($96,858,654 applicable to 6,977,125 shares outstanding) (Note 3)                      $          13.88
                                                                                                                   ===============
       Retail Class        ($5,458 applicable to 393 shares outstanding) (Note 3)                                 $          13.87
                                                                                                                   ===============


*    Non-income producing.
+ Aggregate cost for federal income tax purposes is $102,727,889. Aggregate unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are $7,947,228 and $12,142,311, respectively.

























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
   Interest........................................................................      $         98,846
   Dividends.......................................................................               478,891
                                                                                          ---------------
        Total income...............................................................               577,737
                                                                                          ---------------
Expenses: (Note 2)
   Investment management fee.......................................................               313,637
   Administration fee..............................................................                82,330
   Shareholder servicing fee (Retail Class)........................................                     4
   Custodian expenses..............................................................                 8,121
   Shareholder servicing and related shareholder expenses..........................                36,039
   Legal, compliance and filing fees...............................................                28,702
   Audit and accounting............................................................                32,862
   Directors' fees and expenses....................................................                 3,752
                                                                                          ---------------
      Total expenses...............................................................               505,447
      Less:
      Expenses paid indirectly.....................................................      (            681)
                                                                                          ---------------
      Net expenses.................................................................               504,766
                                                                                          ---------------
      Net investment income........................................................                72,971
                                                                                          ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments............................................      (        382,439)
Net change in unrealized appreciation (depreciation) of investments................      (      2,536,646)
                                                                                          ---------------
        Net gain (loss) on investments.............................................      (      2,919,085)
                                                                                          ---------------
Increase (decrease) in net assets from operations..................................     $(      2,846,114)
                                                                                          ===============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                               Six Months
                                                                                  Ended                 Year
                                                                              June 30, 2000             Ended
                                                                              (Unaudited)         December 31, 1999
                                                                              -----------         -----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:

 Net investment income..................................................... $         72,971       $       515,188

 Net realized gain/(loss) on investments................................... (        382,439)      (        33,813)

 Net change in unrealized appreciation (depreciation) ..................... (      2,536,646)            5,651,088
                                                                             ---------------        --------------
  Increase (decrease) in net assets from operations........................ (      2,846,114)            6,132,463

Distributions from:

 Net investment income.....................................................           --           (       515,840)

 Return of capital.........................................................           --                    --

Capital share transactions (Note 3)

       Institutional Class.................................................       14,176,972       (    23,818,361)

       Retail Class........................................................            4,899                --
                                                                             ---------------        --------------
    Total increase (decrease)..............................................       11,335,757       (    18,201,738)

Net Assets:

 Beginning of period.......................................................       85,528,355           103,730,093
                                                                             ---------------        --------------
 End of period (including undistributed net investment income
   of $72,971 and $0, respectively)........................................ $     96,864,112       $    85,528,355
                                                                             ===============        ==============














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Effective August 18, 1998, the Fund authorized three classes of stock:
Administrative Class, Institutional Class, and Retail Class. Original shares of the Fund were automatically converted to Institutional Class shares of the Fund. The Administrative Class shares of the Fund are available to qualified retirement plan clients of financial intermediaries and are subject to a service fee pursuant to the Fund's 12b-1 Plan. The Institutional Class shares of the Fund are available to corporate, institutional and individual investors and are not subject to a service fee. The Retail Class shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Retail Class shareholders. As of June 30, 2000 both the Institutional Class and the Retail Class of the Fund were active. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") equal to .80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang, Inc. (The
Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Administrative Class and Retail Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Administrative Class and Retail Class shares, a fee equal to .25% of the Fund's average daily net assets. There is no shareholder servicing fee for Institutional Class shares of the Fund. There were no additional expenses borne by the Fund pursuant to the Distribution Agreement.

Brokerage commissions paid during the period to the Distributor amounted to $92,597.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $19,456 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $681.

3. Capital Stock

At June 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $101,359,104. Transactions in capital stock were as follows:

On June 16, 2000, the Fund acquired the net assets of Reich & Tang Equity Fund, Inc. ("RTEF") pursuant to a plan of reorganization approved by RTEF shareholders. The merger was accomplished by a tax-free exchange of 1,919,954 shares of the Fund (valued at $14.43 per share) for the net assets of RTEF which aggregated $27,704,933, including $1,726,234 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $106,648,632.

                                                   Six Months                               Year
Institutional Class                                   Ended                                 Ended
-------------------                               June 30, 2000                       December 31, 1999
                                         -----------------------------          ---------------------------
                                             Shares           Amount               Shares         Amount
                                         ------------      -----------          -----------    ------------
Sold................................          632,310      $ 8,821,518            1,258,219    $ 17,488,983
Shares issued on merger.............        1,919,954       27,704,933                  --              --
Issued on reinvestment of dividends.               --               --               36,428         504,888
Redeemed............................     (  1,651,982)     (22,349,479)         ( 3,161,363)    (41,812,232)
                                          -----------       ----------           ----------      ----------
Net increase (decrease).............          900,282      $14,176,972          ( 1,866,716)   $(23,818,361)
                                          ===========       ==========           ==========      ==========
                                                   March 13, 2000
Retail Class                                (Commencement of Sales)
------------                                      June 30, 2000
                                         -----------------------------
                                             Shares           Amount
                                         ------------      -----------
Sold................................              393      $     4,907
Issued on reinvestment of dividends.               --               --
Redeemed............................               --      (         8)
                                          -----------       ----------
Net increase (decrease).............              393      $     4,899
                                          ===========       ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $52,536,532 and $44,786,193, respectively. Accumulated undistributed realized losses at June 30, 2000 amounted to $427,549. Of this amount $45,110 represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 1, 2006 and 2007.

5. Financial Highlights

                                                                           Year
                                           Six Months                      Ended                        Period from       Year
INSTITUTIONAL CLASS                          Ended                      December 31,                October 1, 1995 to    Ended
-------------------                      June 30, 2000  --------------------------------------------   December 31,    September 30,
                                          (Unaudited)    1999         1998        1997        1996         1995           1995
                                           ---------    --------    --------    --------    --------    ---------       ----------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value, beginning of period.....   $ 14.07     $ 13.06     $ 14.88     $ 13.49     $ 12.26      $ 11.95        $ 10.82
                                            --------    --------    --------    --------    --------     --------       --------
Income from investment operations:
    Net investment income................      0.01        0.09        0.12        0.21        0.16         0.05           0.13
Net realized and unrealized
  gains (losses) on investments..........   (  0.20 )      1.01     (  1.82 )      2.42        3.07         0.50           1.99
                                             -------    --------     -------    --------    --------     --------       --------
Total from investment operations.........     13.88        1.10     (  1.70 )      2.63        3.23         0.55           2.12
                                            --------    --------     -------    --------    --------     --------       --------
Less distributions:
  Dividends from net investment income...     --        (  0.09 )   (  0.12 )   (  0.21 )   (  0.16 )    (  0.05 )      (  0.13 )
  Distributions from net realized gains
    on investments.......................     --          --          --        (  1.03 )   (  1.84 )    (  0.18 )      (  0.86 )
  In excess of net realized gain.........     --          --          --          --          --         (  0.01 )        --
                                            --------    --------    --------    --------    --------      -------       --------
Total distributions......................     --          --        (  0.12 )   (  1.24 )   (  2.00 )    (  0.24 )      (  0.99 )
                                            --------    --------     -------     -------     -------      -------        -------
Net asset value, end of period...........   $ 13.88     $ 14.07     $ 13.06     $ 14.88     $ 13.49      $ 12.26        $ 11.95
                                            ========    ========     =======    ========    ========     ========       ========
Total Return.............................   (  1.35%)(a)   8.40%    ( 11.47%)     19.66%      26.35%        4.62%(a)      20.05%
Ratios/Supplemental Data
Net assets, end of period (000)..........   $  96,859   $  85,528   $ 103,730   $ 146,624   $  61,279    $  45,730      $  42,316
Ratios to average net assets:
  Expenses, net of fees waived+..........      1.29%*      1.25%       1.24%       1.29%       1.29%        1.67%*         1.65%
  Net investment income..................      0.19%*      0.56%       0.83%       1.64%       1.18%        1.57%*         1.35%
  Management, administration and
   shareholder servicing fees waived.....      0.00%*      0.00%       0.16%       0.20%       0.20%        0.20%*         0.71%
  Expenses paid indirectly...............      0.00%*      0.00%       0.00%       0.00%       0.01%        0.07%*         0.00%
Portfolio turnover rate..................     58.40%     105.37%      81.56%      55.43%      75.54%       20.49%         70.36%

*       Annualized
+       Includes expenses paid indirectly
(a)     Not annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights (Continued)

                                                   March 13, 2000
RETAIL CLASS                                  (Commencement of Sales) to
------------                                        June 30, 2000
                                                    -------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $    12.69
                                                    -------------
Income from investment operations:
    Net investment income......................          --
Net realized and unrealized
  gains (losses) on investments................          1.18
                                                    -------------
Total from investment operations...............          1.18
                                                    -------------
Less distributions:
  Dividends from net investment income.........         --
  Distributions from net realized gains
    on investments.............................         --
In excess of net realized gain.................         --
                                                    -------------
Total distributions............................         --
                                                    -------------
Net asset value, end of period.................    $    13.87
                                                   ==============
Total Return...................................          9.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $        5
Ratios to average net assets:
  Expenses, net of fees waived.................          1.56%*
  Net investment income........................          0.16%*
  Management, administration and
   shareholder servicing fees waived...........          0.00%*
  Expenses paid indirectly.....................          0.00%*
Portfolio turnover rate........................         58.40%

*       Annualized
+       Includes expenses paid indirectly
(a)     Not annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Delafield Fund, Inc.

   600 Fifth Avenue
   New York, New York 10020

Manager

   Reich & Tang Asset Management, L.P.
   600 Fifth Avenue
   New York, New York 10020

Custodian

   State Street Kansas City
   801 Pennsylvania
   Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent

   Reich & Tang Services L.P.
   600 Fifth Avenue
   New York, New York 10020







DEL6/00S

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(GRAPHIC OMITTED)  DELAFIELD
                  --------FUND















                               Semi-Annual Report
                                  June 30, 2000
                                   (Unaudited)



















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